Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	1.13
Maximum Aggregate Offering Price	$ 33,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,681.59
Offering Note	This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price of the Registrant's common stock are based upon the average of the high and low prices of the Common Stock on April 2, 2026, as reported on the Nasdaq Stock Market, which date is within five business days prior to the filing of this Registration Statement.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Immunic, Inc. 2026 Inducement Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock.

The Registrant does not have any fee offsets.